Schedule of Investments

May 31, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Dollar Denominated Bonds & Notes-57.14%(a)
Agricultural & Farm Machinery-0.56%
John Deere Capital Corp. (SOFR + 0.44%)(b)	5.81%	03/06/2026	$10,000	$10,022,587

Asset Management & Custody Banks-2.14%
Ares Capital Corp.	4.20%	06/10/2024	5,000	4,998,031

Ares Capital Corp.	4.25%	03/01/2025	10,749	10,604,508

Bank of New York Mellon Corp. (The)(c)	5.22%	11/21/2025	8,333	8,320,830

State Street Corp. (SOFR + 0.85%)(b)	6.21%	08/03/2026	14,458	14,542,830

				38,466,199

Automobile Manufacturers-3.48%
Daimler Truck Finance North America LLC (Germany)(d)	5.60%	08/08/2025	6,450	6,452,947

Mercedes-Benz Finance North America LLC (Germany)(d)	4.80%	03/30/2026	11,104	11,017,511

Mercedes-Benz Finance North America LLC (Germany)(d)	5.50%	11/27/2024	15,000	14,972,474

Mercedes-Benz Finance North America LLC (Germany) (SOFR + 0.57%)(b)(d)	5.93%	08/01/2025	10,000	10,024,830

Volkswagen Group of America Finance LLC (Germany)(d)	6.00%	11/16/2026	9,785	9,910,168

Volkswagen Group of America Finance LLC (Germany) (SOFR + 0.83%)(b)(d)	6.18%	03/20/2026	10,000	10,032,110

				62,410,040

Biotechnology-0.87%
AbbVie, Inc.	4.80%	03/15/2027	15,769	15,677,984

Broadline Retail-0.52%
eBay, Inc.	1.90%	03/11/2025	9,650	9,395,116

Building Products-0.25%
Carrier Global Corp.	5.80%	11/30/2025	4,432	4,453,503

Consumer Finance-3.35%
American Express Co. (SOFR + 1.35%)(b)	6.71%	10/30/2026	15,000	15,173,592

American Honda Finance Corp. (SOFR + 0.78%)(b)	6.14%	04/23/2025	12,000	12,042,061

Capital One Financial Corp.	3.20%	02/05/2025	10,000	9,832,612

Toyota Motor Credit Corp.	5.40%	11/20/2026	8,000	8,045,225

Toyota Motor Credit Corp. (SOFR + 0.65%)(b)	6.01%	01/05/2026	15,000	15,057,170

				60,150,660

Diversified Banks-17.13%
Australia and New Zealand Banking Group Ltd. (Australia) (SOFR + 0.81%)(b)(d)	6.17%	01/18/2027	14,000	14,102,557

Bank of America N.A.	5.53%	08/18/2026	15,000	15,096,297

Bank of Montreal (Canada) (SOFR + 0.76%)(b)	6.13%	06/04/2027	10,000	10,002,245

Bank of Montreal (Canada) (SOFR + 0.95%)(b)	6.31%	09/25/2025	15,000	15,100,108

Bank of New York Mellon (The) (SOFR + 0.45%)(b)	5.80%	03/13/2026	4,750	4,755,214

Bank of Nova Scotia (The) (Canada) (SOFR + 1.09%)(b)	6.44%	06/12/2025	20,000	20,149,507

Canadian Imperial Bank of Commerce (Canada) (SOFR + 1.22%)(b)	6.58%	10/02/2026	15,000	15,201,957

Citizens Bank N.A.	2.25%	04/28/2025	10,500	10,172,123

Commonwealth Bank of Australia (Australia) (SOFR + 0.75%)(b)(d)	6.10%	03/13/2026	14,512	14,592,275

ING Groep N.V. (Netherlands) (SOFR + 1.56%)(b)	6.91%	09/11/2027	10,000	10,163,233

JPMorgan Chase Bank N.A.	5.11%	12/08/2026	7,589	7,575,280

KeyCorp (SOFR + 1.25%)(b)	6.62%	05/23/2025	10,016	10,021,179

Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	0.95%	07/19/2025	10,220	10,155,516

Mizuho Markets Cayman L.P. (Japan)(c)(d)	6.30%	11/21/2025	15,000	14,984,738

National Australia Bank Ltd. (Australia)	4.97%	01/12/2026	13,334	13,280,473

Nordea Bank Abp (Finland) (SOFR + 0.74%)(b)(d)	6.10%	03/19/2027	14,286	14,345,641

Royal Bank of Canada (Canada) (SOFR + 0.95%)(b)	6.31%	01/19/2027	16,667	16,803,847

Sumitomo Mitsui Trust Bank Ltd. (Japan)(d)	5.20%	03/07/2027	6,557	6,536,827

Sumitomo Mitsui Trust Bank Ltd. (Japan)(d)	5.65%	09/14/2026	4,349	4,372,074

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks-(continued)
Swedbank AB (Sweden)(d)	6.14%	09/12/2026	$8,130	$8,253,710

Swedbank AB (Sweden) (SOFR + 1.38%)(b)(d)	6.73%	06/15/2026	15,000	15,241,506

Toronto-Dominion Bank (The) (Canada) (SOFR + 1.08%)(b)	6.44%	07/17/2026	13,050	13,203,514

Toronto-Dominion Bank (The) (Canada)(c)	7.00%	10/20/2026	9,800	9,805,772

UBS AG (Switzerland)	5.80%	09/11/2025	14,927	14,989,964

Wells Fargo Bank N.A. (SOFR + 0.71%)(b)	6.07%	01/15/2026	6,400	6,427,363

Wells Fargo Bank N.A. (SOFR + 0.80%)(b)	6.16%	08/01/2025	12,000	12,043,596

				307,376,516

Diversified Capital Markets-0.84%
Macquarie Group Ltd. (Australia)(d)	6.21%	11/22/2024	15,000	15,037,967

Diversified Metals & Mining-1.30%
BHP Billiton Finance (USA) Ltd. (Australia)	5.25%	09/08/2026	14,815	14,838,103

Glencore Funding LLC (Australia) (SOFR + 1.06%)(b)(d)	6.42%	04/04/2027	8,522	8,549,780

				23,387,883

Electric Utilities-2.79%
Georgia Power Co. (SOFR + 0.75%)(b)	6.11%	05/08/2025	15,000	15,057,462

National Rural Utilities Cooperative Finance Corp.	5.10%	05/06/2027	15,000	14,986,154

NextEra Energy Capital Holdings, Inc.	6.05%	03/01/2025	8,610	8,629,469

NextEra Energy Capital Holdings, Inc. (SOFR + 0.76%)(b)	6.12%	01/29/2026	11,456	11,486,229

				50,159,314

Health Care Services-1.06%
Laboratory Corp. of America Holdings	3.60%	02/01/2025	11,000	10,847,591

Quest Diagnostics, Inc.	3.50%	03/30/2025	8,300	8,155,200

				19,002,791

Home Improvement Retail-0.37%
Lowe’s Cos., Inc.	4.80%	04/01/2026	6,766	6,711,904

Hotels, Resorts & Cruise Lines-0.66%
Marriott International, Inc.	3.75%	03/15/2025	12,000	11,827,234

Investment Banking & Brokerage-1.96%
Goldman Sachs Group, Inc. (The)	3.50%	01/23/2025	9,846	9,713,083

Goldman Sachs Group, Inc. (The)	5.70%	11/01/2024	5,830	5,830,625

Goldman Sachs Group, Inc. (The) (SOFR + 1.07%)(b)	6.43%	08/10/2026	12,000	12,056,979

Jefferies Financial Group, Inc.	6.05%	03/12/2025	7,500	7,494,599

				35,095,286

Life & Health Insurance-9.31%
Athene Global Funding(d)	5.62%	05/08/2026	12,000	11,986,314

Athene Global Funding (SOFR + 1.21%)(b)(d)	6.57%	03/25/2027	12,000	12,069,787

Brighthouse Financial Global Funding(d)	5.55%	04/09/2027	8,150	8,143,054

Corebridge Global Funding(d)	5.75%	07/02/2026	7,758	7,764,342

Corebridge Global Funding (SOFR + 1.30%)(b)(d)	6.66%	09/25/2026	15,000	15,192,185

Jackson National Life Global Funding(d)	5.50%	01/09/2026	16,667	16,569,290

Jackson National Life Global Funding (SOFR + 1.15%)(b)(d)	6.51%	06/28/2024	10,450	10,456,892

MassMutual Global Funding II (SOFR + 0.77%)(b)(d)	6.13%	01/29/2027	15,000	15,058,113

MassMutual Global Funding II (SOFR + 0.98%)(b)(d)	6.34%	07/10/2026	13,500	13,633,373

Met Tower Global Funding(d)	5.40%	06/20/2026	10,000	10,018,551

Pacific Life Global Funding II (SOFR + 0.60%)(b)(d)	5.95%	03/27/2026	9,750	9,760,991

Pacific Life Global Funding II (SOFR + 0.86%)(b)(d)	6.21%	06/16/2025	5,500	5,530,575

Pacific Life Global Funding II (SOFR + 1.05%)(b)(d)	6.41%	07/28/2026	12,500	12,621,044

Pricoa Global Funding I(d)	5.55%	08/28/2026	3,407	3,427,062

Principal Life Global Funding II(d)	5.00%	01/16/2027	4,500	4,479,076

Protective Life Global Funding(d)	5.37%	01/06/2026	10,339	10,326,187

				167,036,836

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Life Sciences Tools & Services-0.20%
Thermo Fisher Scientific, Inc.	1.22%	10/18/2024	$3,600	$3,542,055

Managed Health Care-0.44%
Humana, Inc.	5.70%	03/13/2026	7,921	7,921,224

Multi-line Insurance-0.56%
USAA Capital Corp.(d)	5.25%	06/01/2027	10,000	10,029,191

Oil & Gas Storage & Transportation-0.26%
Enbridge, Inc. (Canada)	5.25%	04/05/2027	4,666	4,657,058

Packaged Foods & Meats-0.46%
Campbell Soup Co.	3.95%	03/15/2025	6,000	5,920,122

Campbell Soup Co.	5.30%	03/20/2026	2,352	2,347,440

				8,267,562

Pharmaceuticals-1.67%
Bristol-Myers Squibb Co. (SOFR + 0.49%)(b)	5.85%	02/20/2026	4,651	4,671,728

Eli Lilly and Co.	5.00%	02/27/2026	10,257	10,258,983

Pfizer Investment Enterprises Pte. Ltd.	4.65%	05/19/2025	15,054	14,952,202

				29,882,913

Regional Banks-2.94%
ANZ New Zealand (Int’l) Ltd. (New Zealand) (SOFR + 0.60%)(b)(d)	5.96%	02/18/2025	7,500	7,518,858

Huntington Bancshares, Inc.	2.63%	08/06/2024	17,500	17,398,957

Morgan Stanley Bank N.A. (SOFR + 0.78%)(b)	6.14%	07/16/2025	13,514	13,590,391

Truist Financial Corp.	2.50%	08/01/2024	14,300	14,224,440

				52,732,646

Retail REITs-0.20%
Realty Income Corp.	5.05%	01/13/2026	3,687	3,662,831

Self-Storage REITs-0.56%
Public Storage Operating Co. (SOFR + 0.70%)(b)	6.06%	04/16/2027	10,000	10,075,901

Soft Drinks & Non-alcoholic Beverages-0.90%
Keurig Dr Pepper, Inc. (SOFR + 0.88%)(b)	6.24%	03/15/2027	10,000	10,060,874

PepsiCo, Inc. (SOFR + 0.40%)(b)	5.76%	11/12/2024	6,167	6,173,890

				16,234,764

Specialized Finance-0.84%
Caterpillar Financial Services Corp. (SOFR + 0.45%)(b)	5.81%	11/14/2024	15,000	15,021,847

Systems Software-0.22%
Oracle Corp.	2.50%	04/01/2025	4,000	3,897,523

Technology Hardware, Storage & Peripherals-1.30%
Apple, Inc.	4.42%	05/08/2026	23,444	23,307,983

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,022,320,442)				1,025,445,318

Commercial Paper-18.65%(e)
Automobile Manufacturers-1.85%
Harley-Davidson Financial Services, Inc.(d)	5.96%	06/03/2024	1,200	1,199,448

Harley-Davidson Financial Services, Inc.(d)	6.01%-6.06%	06/04/2024	20,000	19,987,732

Harley-Davidson Financial Services, Inc.(d)	6.10%	06/18/2024	12,000	11,966,268

				33,153,448

Automotive Retail-2.11%
AutoNation, Inc.(d)	5.80%	06/03/2024	8,500	8,495,807

AutoNation, Inc.(d)	5.91%	06/05/2024	12,000	11,990,130

AutoNation, Inc.(d)	5.98%	06/12/2024	7,400	7,385,285

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Automotive Retail-(continued)
AutoNation, Inc.(d)	6.04%	06/20/2024	$10,000	$9,966,703

				37,837,925

Consumer Finance-0.55%
General Motors Financial Co., Inc.(d)	5.65%	10/01/2024	10,000	9,804,652

Diversified Banks-3.55%
Bank of Nova Scotia (The) (Canada)(d)	6.00%	10/18/2024	10,000	9,792,968

Barclays Capital, Inc. (United Kingdom)	6.14%	07/24/2024	15,000	14,879,337

HSBC USA, Inc.(d)	6.47%	08/22/2024	20,000	19,746,374

UBS AG (Switzerland)(d)	6.13%	07/24/2024	19,500	19,342,547

				63,761,226

Electric Utilities-0.56%
Brookfield BRP Holdings (Canada), Inc. (Canada)	5.90%	06/21/2024	10,000	9,967,893

Gas Utilities-1.17%
WGL Holdings, Inc.(d)	5.96%	06/04/2024	10,000	9,993,982

WGL Holdings, Inc.(d)	5.97%	06/07/2024	11,000	10,988,396

				20,982,378

Household Appliances-1.85%
Whirlpool Corp.(d)	5.93%	06/14/2024	2,800	2,793,588

Whirlpool Corp.(d)	6.08%	06/17/2024	14,500	14,459,478

Whirlpool Corp.(d)	5.93%	06/20/2024	16,000	15,947,156

				33,200,222

Independent Power Producers & Energy Traders-0.42%
AES Corp. (The)	5.81%	06/05/2024	7,500	7,493,880

Oil & Gas Storage & Transportation-0.95%
Energy Transfer L.P.	5.76%	06/03/2024	17,000	16,991,922

Packaged Foods & Meats-0.83%
Conagra Brands, Inc.(d)	5.78%	06/11/2024	15,000	14,973,932

Pharmaceuticals-1.38%
Bayer Corp. (Germany)(d)	6.30%	07/16/2024	25,000	24,819,333

Specialized Finance-1.49%
Aviation Capital Group LLC(d)	5.80%	06/10/2024	7,000	6,989,294

Brookfield Infrastructure Holdings (Canada), Inc. (Canada)	5.96%	07/23/2024	5,000	4,958,775

Brookfield Infrastructure Holdings (Canada), Inc. (Canada)	6.00%	07/30/2024	15,000	14,859,875

				26,807,944

Technology Distributors-0.83%
Arrow Electronics, Inc.(d)	5.81%	06/06/2024	15,000	14,985,652

Telecom Tower REITs-0.83%
Crown Castle, Inc.(d)	5.84%	06/25/2024	15,000	14,939,549

Transaction & Payment Processing Services-0.28%
Global Payments, Inc.	5.96%	06/03/2024	5,000	4,997,515

Total Commercial Paper (Cost $334,691,634)				334,717,471

Asset-Backed Securities-13.66%
Auto Loans/Leases-10.84%
Barclays Dryrock Issuance Trust; Series 2023-2, Class A (30 Day Average SOFR + 0.90%)(b)	6.22%	08/15/2028	13,880	13,974,838

Capital One Prime Auto Receivables Trust; Series 2022-2, Class A2A	3.74%	09/15/2025	711	710,632

CarMax Auto Owner Trust;
Series 2023-2, Class A2A	5.50%	06/15/2026	4,866	4,862,815

Series 2024-1, Class A3	4.92%	10/16/2028	9,860	9,790,355

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Auto Loans/Leases-(continued)
Chesapeake Funding II LLC (Canada);
Series 2023-1A, Class A1(d)	5.65%	05/15/2035	$4,753	$4,752,399

Series 2023-2A, Class A2 (30 Day Average SOFR + 1.10%)(b)(d)	6.42%	10/15/2035	12,714	12,780,107

Series 2024-1A, Class A2 (30 Day Average SOFR + 0.77%)(b)(d)	6.09%	05/15/2036	2,719	2,722,784

Citizens Auto Receivables Trust;
Series 2023-2, Class A2A(d)	6.09%	10/15/2026	8,152	8,166,692

Series 2024-2, Class A3(d)	5.33%	08/15/2028	7,625	7,617,848

DLLAD LLC; Series 2023-1A, Class A2(d)	5.19%	04/20/2026	3,036	3,029,005

DLLST LLC; Series 2024-1A, Class A3(d)	5.05%	08/20/2027	5,440	5,395,390

Enterprise Fleet Financing LLC;
Series 2023-3, Class A2(d)	6.40%	03/20/2030	9,350	9,446,840

Series 2024-1, Class A2(d)	5.23%	03/20/2030	3,740	3,720,211

Ford Credit Auto Lease Trust; Series 2023-A, Class A2A	5.19%	06/15/2025	78	78,012

Ford Credit Auto Owner Trust; Series 2023-B, Class A2A	5.57%	06/15/2026	10,584	10,581,624

GM Financial Automobile Leasing Trust;
Series 2023-1, Class A2A	5.27%	06/20/2025	780	779,839

Series 2023-2, Class A2B (30 Day Average SOFR + 0.82%)(b)	6.14%	10/20/2025	1,445	1,447,706

GreatAmerica Leasing Receivables Funding LLC; Series 2023-1, Class A2(d)	5.35%	02/16/2026	5,342	5,340,949

Hyundai Auto Lease Securitization Trust;
Series 2023-A, Class A2A(d)	5.20%	04/15/2025	998	998,135

Series 2023-B, Class A2A(d)	5.47%	09/15/2025	2,162	2,161,530

Hyundai Auto Receivables Trust; Series 2022-C, Class A2A	5.35%	11/17/2025	2,292	2,291,437

John Deere Owner Trust;
Series 2022-C, Class A2	4.98%	08/15/2025	1,343	1,342,373

Series 2023-B, Class A2	5.59%	06/15/2026	6,348	6,346,562

Series 2023-C, Class A2	5.76%	08/17/2026	9,015	9,019,164

Mercedes-Benz Auto Lease Trust;
Series 2023-A, Class A2	5.24%	11/17/2025	3,602	3,598,652

Series 2024-A, Class A2A	5.44%	02/16/2027	9,167	9,164,061

Mercedes-Benz Auto Receivables Trust;
Series 2022-1, Class A2	5.26%	10/15/2025	747	747,110

Series 2023-1, Class A2	5.09%	01/15/2026	1,030	1,029,720

Nissan Auto Lease Trust;
Series 2023-A, Class A2A	5.10%	03/17/2025	441	441,071

Series 2023-B, Class A2A	5.74%	08/15/2025	3,142	3,143,041

Nissan Auto Receivables Owner Trust; Series 2023-A, Class A2A	5.34%	02/17/2026	2,922	2,920,155

Porsche Financial Auto Securitization Trust; Series 2023-1A, Class A2(d)	5.42%	12/22/2026	7,038	7,033,622

Tesla Auto Lease Trust; Series 2023-A, Class A3(d)	5.89%	06/22/2026	4,000	4,006,016

Toyota Auto Receivables Owner Trust;
Series 2022-C, Class A2A	3.83%	08/15/2025	448	447,655

Series 2022-D, Class A2A	5.27%	01/15/2026	1,385	1,383,947

USAA Auto Owner Trust; Series 2023-A, Class A2(d)	5.83%	07/15/2026	4,677	4,680,357

Volkswagen Auto Lease Trust; Series 2022-A, Class A3	3.44%	07/21/2025	6,459	6,439,141

Wheels Fleet Lease Funding 1 LLC;
Series 2023-2A, Class A(d)	6.46%	08/18/2038	10,000	10,093,432

Series 2024-1A, Class A2 (1 mo. Term SOFR + 0.83%)(b)(d)	6.15%	02/18/2039	4,750	4,754,275

World Omni Auto Receivables Trust;
Series 2022-C, Class A2	3.73%	03/16/2026	2,437	2,431,281

Series 2022-D, Class A2A	5.51%	03/16/2026	2,954	2,953,876

World Omni Automobile Lease Securitization Trust; Series 2023-A, Class A2A	5.47%	11/17/2025	1,771	1,770,191

				194,394,850

Equipment Leasing-0.46%
Dell Equipment Finance Trust;
Series 2023-3, Class A2(d)	6.10%	04/23/2029	5,491	5,499,570

Series 2024-1, Class A3(d)	5.39%	03/22/2030	2,750	2,754,330

				8,253,900

Specialized Finance-2.36%
DLLMT LLC; Series 2023-1A, Class A2(d)	5.78%	11/20/2025	10,917	10,917,381

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Specialized Finance-(continued)
First National Master Note Trust; Series 2024-1, Class A	5.34%	05/15/2030	$3,870	$3,871,189

Navient Private Education Refi Loan Trust;
Series 2020-FA, Class A(d)	1.22%	07/15/2069	5,609	5,066,953

Series 2021-FA, Class A(d)	1.11%	02/18/2070	3,257	2,772,246

Synchrony Card Funding LLC;
Series 2022-A2, Class A	3.86%	07/15/2028	10,000	9,817,766

Series 2024-A1, Class A	5.04%	03/15/2030	10,000	9,943,008

				42,388,543

Total Asset-Backed Securities (Cost $246,046,773)				245,037,293

Certificates of Deposit-2.79%
Diversified Banks-2.79%
Natixis S.A.	6.02%	10/18/2024	20,000	20,026,872

Natixis S.A. (France) (SOFR + 0.60%)(b)	5.93%	08/04/2025	15,000	15,035,363

Swedbank AB	6.00%	10/21/2024	15,000	15,022,166

Total Certificates of Deposit (Cost $50,000,000)				50,084,401

U.S. Treasury Securities-1.66%
U.S. Treasury Notes-1.66%
U.S. Treasury Notes	4.25%	01/31/2026	20,000	19,772,266

U.S. Treasury Notes	4.50%	03/31/2026	10,000	9,928,320

Total U.S. Treasury Securities (Cost $29,905,088)				29,700,586

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-93.90% (Cost $1,682,963,937)				1,684,985,069

			Repurchase Amount

Repurchase Agreements-7.02%(f)
BofA Securities, Inc., term agreement dated 05/03/2024, maturing value of $30,004,833 (collateralized by corporate obligations valued at $33,000,076; 0.00% - 10.63%; 10/25/2024 - 12/23/2033)(g)	5.80%	06/03/2024	30,004,833	30,000,000

CF Secured LLC, joint term agreement dated 04/29/2024, aggregate maturing value of $25,004,222 (collateralized by agency and non-agency mortgage-backed securities and agency and non-agency asset-backed securities valued at $26,434,054; 0.00% - 6.70%; 06/25/2027 - 03/25/2083)(g)	6.08%	06/03/2024	15,002,533	15,000,000

Citigroup Global Markets, Inc., joint open agreement dated 05/15/2024 (collateralized by non-agency mortgage-backed securities and corporate obligations valued at $197,116,106; 0.00% - 9.53%; 04/30/2026 - 09/25/2062)(h)	6.02%	06/03/2024	20,063,544	20,000,000

Nomura Securities International, Inc., joint term agreement dated 05/10/2024, aggregate maturing value of $30,005,058 (collateralized by agency mortgage-backed securities valued at $30,600,001; 3.00% - 3.50%; 07/01/2035 - 10/01/2042)(g)	6.07%	06/03/2024	20,003,372	20,000,000

Santander US Capital Markets LLC, joint agreement dated 05/31/2024, aggregate maturing value of $37,017,729 (collateralized by non-agency mortgage-backed securities, non-agency asset-backed securities and corporate obligations valued at $40,719,502; 0.00% - 8.79%; 04/15/2025 - 12/25/2068)	5.75%	06/03/2024	11,005,271	11,000,000

Santander US Capital Markets LLC, term agreement dated 05/06/2024, maturing value of $30,005,025 (collateralized by non-agency asset-backed securities valued at $33,502,581; 4.50% - 8.44%; 03/17/2025 - 10/25/2046)(g)	6.03%	06/03/2024	30,005,025	30,000,000

Total Repurchase Agreements (Cost $126,000,000)				126,000,000

TOTAL INVESTMENTS IN SECURITIES-100.92% (Cost $1,808,963,937)				1,810,985,069

OTHER ASSETS LESS LIABILITIES-(0.92)%				(16,449,179)

NET ASSETS-100.00%				$1,794,535,890

Investment Abbreviations:

REITs -Real Estate Investment Trusts
SOFR -Secured Overnight Financing Rate

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2024.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $747,290,346, which represented 41.64% of the Fund’s Net Assets.

(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Principal amount equals value at period end.
(g)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(h)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2024

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2024, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Conservative Income Fund